Label	Element	Value
Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001062374_SupplementTextBlock	VALIC Company II Small Cap Value Fund (the “Fund”) Supplement dated October 27, 2016, to the Fund’s Prospectus dated January 1, 2016, as supplemented and amended to date
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

In the section entitled “Fund Summary: Small Cap Value Fund – Performance Information,” the second and third paragraphs are deleted in their entirety and replaced with the following:

SunAmerica Asset Management, LLC (“SAAMCo”) was a co-subadviser of the Fund from February 28, 2010, to December 14, 2012. From February 8, 2010, to October 28, 2016, Wells Capital Management Incorporated (f/k/a Metropolitan West Capital Management, LLC) (“WellsCap”) was a co-subadviser of the Fund. As of January 1, 2002, J.P. Morgan Investment Management Inc. (“JPMIM”) (and its predecessors) assumed management of the Fund. On October 29, 2016, JPMIM became the Fund’s sole subadviser.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.